Leases - Summary of finance liability (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [abstract]
Loan from lessor	$ 1,170
Total Loan from lessor	1,170
Less: Loan from lessor, current portion	(126)
Total Loan from lessor, net of current portion	$ 1,044